Income (loss) per share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Income (loss) per share
Income (loss) per share
Basic and diluted net income (loss) per common share is presented in conformity with the two-class method required for participating securities. Immediately prior to the completion of the Company's IPO on April 2, 2012, holders of Series A through Series F preferred stock were each entitled to receive non-cumulative dividends at the annual rate of 8% per share per annum, respectively, payable prior and in preference to any dividends on any shares of the Company’s common stock. In the event a dividend is paid on common stock, the holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the preferred stock did not have a contractual obligation to share in the losses of the Company. The Company considered its preferred stock to be participating securities. Additionally, the Company considers shares issued upon the early exercise of options subject to repurchase and unvested restricted shares to be participating securities as the holders of these shares have a nonforfeitable right to dividends. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income (loss) per common share.
Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less income attributable to participating securities between common stock and participating securities. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method.
The following table presents the calculation of basic and diluted net income (loss) per share:

	Years ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
(in thousands)				(unaudited)	(unaudited)
Numerator:
Net income (loss)	$(992)	$1,210	$(2,479)	$(1,342)	$345
Less: undistributed earnings allocated to preferred stockholders	—	(1,210)	—	—	(345)
Net income (loss) attributable to common stockholders	$(992)	—	$(2,479)	$(1,342)	$—

Denominator:
Weighted average shares used to compute basic net income (loss) per common share	2,039	2,223	3,370	3,164	12,700
Effect of potentially dilutive securities:
Employee stock options	—	623	—	—	2,622
Stock warrants	—	—	—	—	99

Weighted average shares used to compute diluted income (loss) per common share	2,039	2,846	3,370	3,164	15,421

Net income (loss) per share
Basic and diluted net income (loss) per common share	$(0.49)	$—	$(0.74)	$(0.42)	$—

For year ended 2009, 2010 and 2011, and for the six months ended June 30, 2011 and 2012 (unaudited) the following securities were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	As of December 31,			Six months ended June 30,
(in thousands)	2009	2010	2011	2011	2012
				(unaudited)	(unaudited)

Convertible preferred stock (on an as if converted basis)	12,899	12,899	12,916	12,916	—
Options to purchase common stock	3,244	2,913	3,808	3,311	306
Common stock subject to repurchase	1	115	169	284	0
Warrants to purchase convertible preferred stock	238	238	213	213	0
Restricted stock units	—	—	—	—	40